Reconciliation of the differences between basic and diluted EPS (Tables)	12 Months Ended
Mar. 31, 2015
Earnings Per Share [Abstract]
Reconciliation of Differences between Basic and Diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2013, 2014 and 2015 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2013	2014	2015
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	41,540	(128,369)	(125,980)

	Thousands of shares
Weighted-average shares outstanding	1,005,417	1,027,024	1,114,424
Effect of dilutive securities:
Stock acquisition rights	67	—	—
Zero coupon convertible bonds	65,308	—	—

Weighted-average shares for diluted EPS computation	1,070,792	1,027,024	1,114,424

	Yen
Basic EPS	41.32	(124.99)	(113.04)

Diluted EPS	38.79	(124.99)	(113.04)